Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Finite Lived intangible Asset	The following table summarizes the carrying amount of the Company's intangible assets, net of accumulated amortization (in thousands):

	December 31,
	2022	2021
Software licenses	$258	$288
Less: accumulated amortization	(258)	(223)
Total intangibles assets, net	$—	$65